Pension Liability	12 Months Ended
Dec. 31, 2020
Pension Liability [Abstract]
Pension Liability

Note 11

Pension Liability:

The Company joined a collective pension plan operated by an insurance company as of 2016 which covers the employees in Switzerland.

Both the Company and the participants provide monthly contributions to the pension plan which are based on the covered salary. The respective saving parts of premiums are credited to employees’ accounts. In addition, interest is credited to employees’ accounts at the rate provided in the plan. The pension plan provides for retirement benefits as well as benefits on long-term disability and death.

The following table provides information on the pension plan for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Service cost	$24,875	$25,206	$25,617
Interest cost	832	2,992	2,190
Expected return on assets	(1,713)	(4,249)	(3,294)
Effect of settlement	(28,754)	(5,810)	-
Administrative expenses	1,185	1,946	2,053

Net periodic pension cost (benefit)	$(3,575)	$20,085	$26,566

The reconciliation of the projected benefit obligation and the changes to the fair value of the plan assets of the pension plan are shown in the following table:

	2020	2019
Projected benefit obligation, beginning of period	$386,064	$385,448
Service cost	24,875	25,206
Interest cost	832	2,992
Transfers-in and (-out), net	(169,942)	(40,147)
Actuarial (gain)/ loss	3,561	6,765
Currency conversion adjustments	28,285	5,800
Projected benefit obligation, end of period	$273,675	$386,064

Plan assets, beginning of period	$205,816	$226,428
Actual return on plan assets	(620)	1,739
Employer contributions	15,207	16,867
Participant contributions	6,954	9,608
Transfers-in and (-out), net	(142,931)	(49,755)
Administration expenses	(1,185)	(1,946)
Currency conversion adjustments	12,165	2,875
Plan assets, end of period	$95,406	$205,816

Accrued pension liability	$178,269	$180,248

As of December 31, 2020 and 2019, the Company recorded an accrued pension liability of $178,269 and $180,248, respectively, as non-current liabilities.

The pension assets are measured at fair value and are invested in a collective pension foundation with pooled investments. Plan assets mainly consist of cash and cash equivalents, equity funds, equity securities, corporate bonds, government bonds, and real estate funds classified as Level 1 and Level 2 under the fair value hierarchy.

The Company records net gains/losses, consisting of actuarial gains/losses, curtailment gains/losses and differences between expected and actual returns on plan assets, in other comprehensive income/loss. Such net gains/losses are amortized to the statements of operations to the extent that they exceed 10% of the greater of projected benefit obligations or pension assets. The Company further records prior service costs/credits from plan amendments in other comprehensive income/loss in the period of the respective plan amendment and amortizes such amounts to the statement of operations over the future service period of the plan participants. For the years ended December 31, 2020 and 2019, the amortization was $0. As of December 31, 2020 and 2019, the accumulated other comprehensive loss includes unrecognized pension costs of $19,381 and $18,698, respectively, consisting of net losses.

The following table shows the components of unrecognized pension cost in accumulated other comprehensive income/loss that have not yet been recognized as components of net periodic pension cost:

	2020	2019
Net loss, beginning of period	$18,698	$11,254
Other gain/loss during the period	5,895	1,634
Effect of settlement	(5,212)	5,810
Amortization of pension related net loss	-	-
Net loss, end of period	19,381	18,698

Prior service cost, beginning of period	-	-
Amortization of prior service cost	-	-
Prior service cost end of period	-	-

Total unrecognized pension cost, end of period	$19,381	$18,698

The weighted average of the key assumptions used to compute the benefit obligations were as follows:

	2020	2019
Discount rate	0.15%	0.35%
Rate of increase in compensation level	0.00%	0.00%
Interest credit rate on savings accounts	1.00%	1.00%
Expected long-term rate of return on plan assets	2.00%	2.00%
Inflation rate	0.60%	0.60%

The assumption of the expected long-term rate of return on plan assets was based on the long-term historical rates of returns for the different investment categories which were adjusted, where appropriate, to reflect financial market developments.

The accumulated benefit obligation as of December 31, 2020 and 2019 amounted to $273,675 and $386,064, respectively.

The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance.